APPROPRIATED RESERVES (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
APPROPRIATED RESERVES
Total appropriated reserves	$ 22,632,835	$ 20,044,769
Appropriation of net income
APPROPRIATED RESERVES
Total appropriated reserves	12,751,479	12,794,057
Dividends reclassification	258	557
Others
APPROPRIATED RESERVES
Total appropriated reserves	$ 9,881,356	$ 7,250,712